Income taxes and deferred taxes (Tables)	9 Months Ended
Sep. 30, 2022
Income taxes and deferred taxes
Schedule of income taxes and deferred taxes

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Current tax income/(expense)	(944)	(136)	(2,579)	(268)
Deferred tax income/(expense)	879	−	2,200	8
Total Income Tax Income/(Expense)	(65)	(136)	(379)	(260)